Profit/(Loss) Before Tax	12 Months Ended
Dec. 31, 2018
Profit/(Loss) Before Tax [Abstract]
Profit/(loss) before tax

27	Profit/(loss) before tax

The following describes material expenses recognized in profit or loss:

	Note	31/12/2016	31/12/2017	31/12/2018
		US$’000	US$’000	US$’000

Inventories recognized in cost of revenue		94,373	77,496	65,575
Inventories written down/(reversed)		259	(45)	353
Allowance for doubtful debt		5	–	–
Expected credit loss allowance		–	–	60
Freight and delivery charges		7,498	7,894	5,955
Employee compensation	31	15,779	13,086	9,769
Intangible assets disposed		88	–	–
Legal and professional fees		1,557	567	3,419
Rental on operating leases		2,554	1,605	1,407
Payment transaction fees		3,474	3,017	2,905